SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)	Feb. 29, 2024 JPY (¥)
Accounting Policies [Abstract]
Balance at beginning of year	$ 9,172	¥ 1,431,223	¥ 1,261,174	¥ 1,052,398
Cash received in advance	13,697	2,137,401	1,448,855	1,112,136
Revenue recognized from opening balance of contract liabilities	(4,537)	(708,035)	(666,401)	(573,855)
Revenue recognized from contract liabilities arising during current year	(3,671)	(572,949)	(612,412)	(330,136)
Foreign exchange impact on ending balance		43	7	631
Balance at end of year	$ 14,661	¥ 2,287,683	¥ 1,431,223	¥ 1,261,174